SEGMENT REPORTING - Segment information (Details) ¥ in Thousands	12 Months Ended
	Mar. 31, 2018 JPY (¥) segment	Mar. 31, 2017 JPY (¥)	Mar. 31, 2016 JPY (¥)
SEGMENT REPORTING
Number of operating segments | segment	2
Revenue
Revenue	¥ 12,144,243	¥ 11,220,775	¥ 10,556,236
Segment Performance Measure:
Operating loss	(579,297)	(1,178,851)	(70,279)
Interest income	2,658	3,634	1,672
Interest expense	(94,516)	(125,743)	(54,793)
Gain (loss) on derivatives	(56,861)	43,594	(258,205)
Foreign currency exchange gains (losses)	(137,065)	(13,751)	161,680
Dividend income	11,250	14,400	11,250
Other—net	67,929	(60,255)	(20,075)
Loss before income taxes	(785,902)	(1,316,972)	(228,750)
Restructuring charges	781,372
Segment Assets:
Assets	14,667,706	16,245,608
Impairment loss on long-lived assets	73,161		5,144
Capital expenditures on long-lived assets:
Capital expenditures	800,363	1,369,471	1,125,853
Other Significant Items:
Total depreciation and amortization	1,016,974	1,048,627	895,825
Leasehold improvements
Segment Assets:
Impairment loss on long-lived assets	341,578
Property and equipment and software
Segment Assets:
Impairment loss on long-lived assets	73,161
Japan
Revenue
Revenue	3,888,155	4,042,023	3,848,826
Japan-legal
Revenue
Revenue	11,307,082	10,897,030	10,434,092
Japan-AI
Revenue
Revenue	910,687	310,700	118,915
U.S.
Revenue
Revenue	7,712,138	6,800,965	6,223,652
Other
Revenue
Revenue	51,114	86,332	35,444
Operating segments
Revenue
Revenue	12,217,769	11,207,730	10,553,007
Segment Performance Measure:
Operating loss	177,715	(1,206,663)	69,123
Segment Assets:
Assets	14,578,787	16,158,872
Other Significant Items:
Total depreciation and amortization	1,015,447	1,039,196	883,607
Operating segments | Japan-legal
Revenue
Revenue	11,307,082	10,897,030	10,434,092
Segment Performance Measure:
Operating loss	491,630	(491,544)	596,543
Segment Assets:
Assets	11,716,651	12,684,092
Capital expenditures on long-lived assets:
Capital expenditures	491,990	984,865	970,411
Other Significant Items:
Total depreciation and amortization	840,061	913,480	835,104
Operating segments | Japan-AI
Revenue
Revenue	910,687	310,700	118,915
Segment Performance Measure:
Operating loss	(313,915)	(715,119)	(527,420)
Segment Assets:
Assets	2,862,136	3,474,780
Capital expenditures on long-lived assets:
Capital expenditures	308,373	384,606	155,442
Other Significant Items:
Total depreciation and amortization	175,386	125,716	48,503
Adjustments
Revenue
Revenue	(73,526)	13,045	3,229
Segment Performance Measure:
Operating loss	(757,012)	27,812	(139,402)
Restructuring charges	341,578
Segment Assets:
Assets	88,919	86,736
Other Significant Items:
Total depreciation and amortization	¥ 1,527	¥ 9,431	¥ 12,218